Insurance service expenses and other expenditure - Key management remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related parties
Total Salaries and short term benefits	$ 25.8	$ 24.6	$ 24.0
Share based payments and other long term awards	14.9	12.5	17.1
Payments made on appointment	3.1	0.8	8.1
Payments made on appointment	1.5	1.3	1.0
Total key management remuneration	45.3	39.2	50.2
Key management personnel of entity or parent [member]
Related parties
Share based payments and other long term awards	$ 15.6	$ 13.3	$ 22.2